Fair Value Measurements of Financial Instruments - Summary of Financial Assets and Financial Liabilities are Measured at Fair Value (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Warrant liabilities	$ 486	$ 102
Level 1 of Fair Value Hierarchy [Member] | Maxpro Capital Acquisition Corp [Member] | Public Warrants [Member]
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Financial Liabilities	$ 458	95
Description of valuation techniques used in fair value measurement, liabilities	The public warrants are traded on the Nasdaq, the valuation is based on unadjusted quoted prices in active markets for identical assets or liabilities
Level 2 of fair value hierarchy [member] | Maxpro Capital Acquisition Corp [Member] | Private Warrants [Member]
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Warrant liabilities	$ 27	6
Description of valuation techniques used in fair value measurement, liabilities	Private warrants are considered to be economically equivalent to the public warrants. As such, the valuation of the public warrants was used to value the private warrants
Level 3 of fair value hierarchy [member] | Penny Warrants [Member] | Pipe Subscription Agreement [Member]
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Warrant liabilities	$ 1	$ 1
Description of valuation techniques used in fair value measurement, liabilities	Black-Scholes model - the key inputs are: underlying share price, expected life in years, risk-free rate, expected volatility, and exercise price